INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE H — INCOME TAXES

The significant components of the provision for income taxes for the years ended December 31, 2012, 2011 and 2010 are as follows:
	2012	2011	2010
	(dollars in thousands)
Current tax provision:
Federal	$38	$(19)	$(879)
State	—	—	—
Total current tax provision (benefit)	38	(19)	(879)
Deferred tax provision:
Federal	2,217	(355)	(1,876)
State	567	(11)	(529)
Total deferred tax provision (benefit)	2,784	(366)	(2,405)
Net income tax provision (benefit)	$2,822	$(385)	$(3,284)
The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes is summarized below:
	2012	2011	2010
	(dollars in thousands)
Income tax at federal statutory rate	$2,536	$(186)	$(2,801)
Increase (decrease) resulting from:
State income taxes, net of federal tax effect	374	(7)	(349)
Tax-exempt interest income	(68)	(72)	(89)
Income from life insurance	(84)	(87)	(89)
Incentive stock option expense	13	26	50
Other permanent differences	51	(59)	(6)
Provision for income taxes	$2,822	$(385)	$(3,284)
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred taxes at December 31, 2012 and 2011 are as follows:
	2012	2011
	(dollars in thousands)
Deferred tax assets relating to:
Allowance for loan losses	$3,044	$3,869
Deferred compensation	401	404
Supplemental executive retirement plan	61	61
Net operating loss/net economic loss	295	2,140
Write-downs on foreclosed real estate	107	354
AMT tax credit	58	58
Other	71	142
Total deferred tax assets	4,037	7,028
Deferred tax liabilities relating to:
Premises and equipment	(730)	(750)
Deferred loan fees/costs	(22)	(18)
Unrealized gain on available-for-sale securities	(699)	(806)
Core deposit intangible	(115)	(210)
Other	—	(95)
Total deferred tax liabilities	(1,566)	(1,879)
Net recorded deferred tax asset, included in other assets	$2,471	$5,149
The Company’s policy is to report interest and penalties, if any, related to uncertain tax positions in income tax expense in the Consolidated Statements of Operations. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2009. As of December 31, 2012 and 2011 the Company has no uncertain tax provisions.

Deferred Tax Asset

The Company’s net deferred tax asset was $2.5 million at December 31, 2012 and $5.1 million at December 31, 2011, respectively. In evaluating whether we will realize the full benefit of our net deferred tax asset, we consider both positive and negative evidence, including among other things recent earnings trends, projected earnings, and asset quality. As of December 31, 2012, management concluded that the Company’s net deferred tax assets were fully realizable. The Company will continue to monitor deferred tax assets closely to evaluate whether we will be able to realize the full benefit of our net deferred tax asset or whether there is any need for a valuation allowance. Significant negative trends in credit quality, losses from operations or other factors could impact the realization of the deferred tax asset in the future.
The Company has no history of expiration of loss carry forwards. Management believes the Company’s forecasted earnings support a conclusion that a valuation allowance is not needed. Management closely monitors the previous twelve quarters of income (loss) before income taxes in evaluating the need for a deferred tax asset valuation allowance. This is referred to as the cumulative loss test.
As of December 31, 2012, the Company passed the cumulative loss test by $6.4 million excluding the one-time non-recurring charge-off pertaining to the previously reported loan fraud by a large relationship borrower and a large recovery on the same loan fraud. The Company feels confident that deferred tax assets are more likely than not to be realized.